Stock-Based Compensation - Fair Value of Stock Options Granted and Purchase Rights Issued under the ESPP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected dividend yield	0.00%
Weighted average fair value for options granted (in dollars per share)	$ 9.84	$ 5.09
Employee Stock Purchase Plan | Employee Stock Option
Risk-free interest rate, minimum		3.46%
Risk-free interest rate, maximum		4.73%
Risk-free interest rate	3.98%
Expected Volatility, minimum		90.00%
Expected Volatility, maximum		95.00%
Expected volatility	90.00%
Expected life (years)	6 years 1 month 6 days
Employee Stock Purchase Plan | Employee Stock Option | Minimum
Expected life (years)		5 years 9 months 18 days
Employee Stock Purchase Plan | Employee Stock Option | Maximum
Expected life (years)		6 years 1 month 6 days
Employee Stock Purchase Plan | Employee Purchase Rights
Risk-free interest rate, minimum	4.80%	5.20%
Risk-free interest rate, maximum	5.27%	5.47%
Expected Volatility, minimum	62.00%	60.00%
Expected Volatility, maximum	72.00%	64.00%
Expected life (years)	6 months	6 months